Cover Page	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Mereo Biopharma Group plc
Entity Central Index Key	0001719714
Current Fiscal Year End Date	--12-31
Entity File Number	001-38452